Current Portion of Prepayments and Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Prepaid expenses		$ 4,376	$ 2,783
Prepaid insurance		660	447
Prepaid commissions		2,931	3,753
Other		2,046	711
Total	$ 9,784	$ 10,013	$ 7,694